Travelers Series Fund Inc.

Prospectus

February 28, 2000

                                   [GRAPHIC]


                                  Equity Fund
     ---------------------------------------------------------------------

                   Smith Barney Aggressive Growth Portfolio












Shares of the fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

     Contents

Travelers Series Fund Inc. consists of 15 separate investment funds, each with its own investment objective and policies. This Prospectus relates to one of those funds. Each fund offers different levels of potential return and involves different levels of risk.
--------------------------------------------------------------------------------

Investments, Risk and Performance                                           Page
--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio...................................    2

More on the Fund's Investments and Related Risks...........................    4

Management.................................................................    6

Share Transactions.........................................................    7

Share Price................................................................    7

Dividends, Distributions and Taxes.........................................    8

--------------------------------------------------------------------------------

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

     Investments, Risks and Performance

Smith Barney Aggressive Growth Portfolio

 Investment objective

 Long-term capital appreciation.

 Principal investment strategies

 Key investments The fund invests primarily in common stocks of companies the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the
 S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium-sized companies, a significant portion of the fund's assets are invested in the securities of such companies.
--------------------------------------------------------------------------------

                   Selection process

                   The manager emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The manager focuses primarily, but not exclusively, on emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains in the two to three years after the fund acquires their stocks.

                   When evaluating an individual stock, the manager considers whether the company may benefit from:

                   . New technologies, products or services
                   . New cost reduction measures
                   . Changes in management, or
                   . Favorable changes in government regulations

Travelers Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally
 . Small or medium capitalization companies fall out of favor with investors . The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
 . A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock
 . Adverse governmental action or political, economic or market instability occurs in a foreign country

Compared to large capitalization companies, the securities of small and medium capitalization companies are more likely to:

 . Have more volatile share prices
 . Have more limited product lines
 . Have fewer capital resources
 . Have more limited management depth
 . Experience sharper swings in market prices
 . Be harder to sell at times and prices the manager believes appropriate . Offer greater potential for gains and losses

--------------------------------------------------------------------------------

Fund performance

Because this fund commenced operations on November 1, 1999, the fund does not yet have a sufficient operating history to generate the performance information which other Smith Barney funds show in bar and table form in this location of the prospectus.

                                                           Travelers Series Fund

More on the Fund's Investments and Related Risks

Additional investments and investment techniques
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The section entitled "Investments, Risks and Performance" describes the fund's investment objectives and its principal investment strategies and risks. This section provides some additional information about the fund's investments and certain investment management techniques the fund may use. More information about the fund's investments and portfolio management techniques, some of which entail risk, is included in the Statement of Additional Information (SAI). To find out how to obtain an SAI, please turn to the back cover of this prospectus.

--------------------------------------------------------------------------------

Equity
investments      Subject to its particular investment policies, the fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, investment grade convert-ible securities, depositary receipts and shares, trust cer-tificates, limited partnership interests, shares of other in-vestment companies, real estate investment trusts and equity participations.

--------------------------------------------------------------------------------

Fixed income
investments
                 The fund may invest in fixed income securities to a limited extent. Fixed income investments include bonds, notes (in-cluding structured notes), mortgage-related securities, as-set-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumental-ities or sponsored enterprises; state and municipal govern-ments; supranational organizations; and foreign governments and their political subdivisions.

                 Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

--------------------------------------------------------------------------------

                 Credit quality

                 If a security receives different ratings, the fund will treat the securities as being rated in the highest rating category. The fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties to OTC derivatives contracts.

                 Investment grade securities

                 Securities are investment grade if:

                 . They are rated, respectively, in one of the top four long-
                   term rating categories of a nationally recognized statistical rating organization.
                 . They have received a comparable short-term or other rating. . They are unrated securities that the manager believes are of comparable quality to investment grade securities.

--------------------------------------------------------------------------------

Travelers Series Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Foreign          The fund may invest in foreign securities.
investments

                 Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic insta-bility and the possible imposition of exchange controls or other restrictions on investments. If the fund invests in se-curities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                 Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, howev-er, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted be-fore, and there is uncertainty whether participating coun-tries will remain committed to EMU in the face of changing economic conditions.


--------------------------------------------------------------------------------

Securities
lending The fund may engage in securities lending to increase its net investment income. The fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securi-ties loaned. The risks in lending securities consist of pos-sible delay in receiving additional collateral, delay in re-covery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------

Defensive
investing
                 The fund may depart from its principal investment strategies in response to adverse market, economic or political condi-tions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

Portfolio
turnover The fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------

                                                           Travelers Series Fund

Management

The manager

SSB Citi Fund Management LLC

SSB Citi Fund Management LLC (SSB Citi) is the fund's manager and selects investments for the fund. SSB Citi is a wholly owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SSB Citi is located at 388 Greenwich Street, New York, New York 10013. SSB Citi acts as investment manager to investment companies having aggregate assets of approximately $127 billion as of January 31, 2000.

SSB Citi manages the investment operations of the fund and receives from the fund for these services the fee indicated:

  -----------------------------------------------------------------------------
                            Actual management fee
                            paid for the fiscal year  Contractual
                            ended October 31, 1999    management fee paid
                            (as a percentage          (as a percentage
                            of the fund's             of the fund's
   Fund                     average daily net assets) average daily net assets)
  -----------------------------------------------------------------------------
   Smith Barney Aggressive
   Growth Portfolio                    N/A*                     0.80%
  -----------------------------------------------------------------------------

   * The Smith Barney Aggressive Growth Portfolio commenced operations on November 1, 1999, therefore no management fees were paid during the fiscal year ended October 31, 1999.

The Portfolio Manager

The fund is managed solely by SSB Citi. The table below sets forth the name and business experience of the fund's portfolio manager.

  Fund               Portfolio Manager                      Business Experience

  Smith Barney       Richard Freeman (since inception)      Investment Officer, SSB Citi;
  Aggressive Growth  SSB Citi                               Managing Director of Salomon
  Portfolio          7 World Trade Center                   Smith Barney.
                     New York, New York 10048
-----------------------------------------------------------------------------------------

Distributor. The fund has entered into an agreement with CFBDS, Inc. to distribute its shares.

Year 2000 Issue. As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the fund's other service providers will be adversely affected, but fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the fund and its investments could be negatively affected.

Travelers Series Fund

Share Transactions

Availability of the fund

Shares of the fund are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in the fund described in this prospectus.

The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the fund's shareholders.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

The fund's net asset value is the value of its assets minus its liabilities. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, the fund accelerates the calculation of its net asset value to the actual closing time.

The fund generally values its fund securities based on market prices or quotations. To the extent the fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

                                                           Travelers Series Fund

Dividends, Distributions and Taxes

The fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, the fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

The fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If the fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or your Salomon Smith Barney Financial Consultant if you do not want this policy to apply to you.

Statement of additional information. The statement of additional (SAI) information provides more detailed information about the fund. It is incorporated by reference into this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 388 Greenwich Street, MF2, New York, NY 10013.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

               Smith Barney Aggressive Growth Portfolio

(Investment Company Act file no. 811-08372)

    4/00

 Travelers Series Fund Inc.

Prospectus

February 28, 2000

                                   [GRAPHIC]


                                 Equity Funds
                                 ------------

                           Alliance Growth Portfolio

                        Van Kampen Enterprise Portfolio



                              Fixed Income Funds
                              ------------------

                          MFS Total Return Portfolio

                     Putnam Diversified Income Portfolio


Shares of each fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

     Contents

Travelers Series Fund Inc. consists of 15 separate investment funds, each with its own investment objective and policies. This Prospectus relates to four of those funds. Each fund offers different levels of potential return and involves different levels of risk.
--------------------------------------------------------------------------------

Investments, Risk and Performance                                           Page
--------------------------------------------------------------------------------
Alliance Growth Portfolio..................................................    2

Van Kampen Enterprise Portfolio............................................    4

MFS Total Return Portfolio.................................................    6

Putnam Diversified Income Portfolio........................................    8

More on the Funds' Investments and Related Risks...........................   10

Management.................................................................   14

Share Transactions.........................................................   16

Share Price................................................................   16

Dividends, Distributions and Taxes.........................................   17

Financial Highlights.......................................................   18

--------------------------------------------------------------------------------

You should know:

An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

     Investments, Risks and Performance

Alliance Growth Portfolio

 Investment objective

 Long-term growth of capital.

 Principal investment strategies

 Key investments The fund invests primarily in equity securities of U.S. companies. Equity securities include exchange traded and over-the-counter common stocks and preferred stock, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

 The fund may also invest in fixed income securities for
 capital appreciation, including lower quality fixed
 income securities.
--------------------------------------------------------------------------------

                   Selection process

                   The subadviser emphasizes individual security selection while spreading investments among many industries and sectors. The subadviser identifies individual companies that it believes offer exceptionally high prospects for growth and uses qualitative analysis to control risk. The subadviser also over- and underweights particular industry sectors depending on the subadviser's outlook for each sector.

                   In selecting individual companies and sectors for investment the subadviser looks for the following:

                   . Favorable earnings outlook
                   . Above average growth rates at reasonable market
                     valuations
                   . Experienced and effective management
                   . High relative return on invested capital
                   . Strong financial condition
                   . Effective research, product development and marketing

Travelers Series Fund

Principal risks of investing in the fund

While investing in growth securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock markets decline.
 . Growth stocks are temporarily out of favor.
 . An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.
 . The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Russell 1000 Index, a broad-based unmanaged index of smaller capitalization stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart

                                % Total Return

     1995            1996            1997            1998            1999
     ----            ----            ----            ----            ----
    34.87%          29.41%          29.02%          29.05%          32.25%

Calendar years ended
December 31

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:31.22% in 4th quarter 1998
Lowest:(17.35)% in 3rd quarter 1998

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 1999)
--------------------------------------------------------------------------------

                    One    Five   Since
                    year   years  inception
-------------------------------------------
Fund                32.25% 30.90%  28.41%
Russell 1000 Index  20.91% 28.04%  26.25%
-------------------------------------------

* Index comparisons begin on June 30, 1994

                                                           Travelers Series Fund

     Investments, Risks and Performance

Van Kampen Enterprise Portfolio

 Investment objective

 Capital appreciation.

 Principal investment strategies

 Key investments The fund invests primarily in common
 stocks of U.S. growth companies.
--------------------------------------------------------------------------------

                   Selection process

                   The subadviser emphasizes individual security selection while diversifying the fund's investments across industries, which can help reduce risk. The subadviser seeks promising growth opportunities by investing primarily in large and mid-capitalization companies. The subadviser emphasizes growth companies but may also invest in companies in cyclical industries during periods when their securities appear attractive to the subadviser for capital appreciation.

                   The subadviser frequently meets with company managements to help assess individual companies for potential investment. The subadviser looks for companies with an attractive current valuation and a combination of positive future fundamentals, such as one or more of the following:

                   . Accelerating earnings growth
                   . Consistent earnings growth
                   . Better than expected earnings, often related to new
                     products, processes or services or cost reductions
                   . Positive changes in a company or its industry or
                     regulatory environment

                   The subadviser also employs an active sell discipline and will generally sell stock if it determines:

                   . The company's future fundamentals have deteriorated . The company's stock has reached full or excessive valuation levels

Travelers Series Fund

Principal risks of investing in the fund

While investing in securities of large and medium capitalization companies can bring added benefits, it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . The U.S. stock market declines.
 . Large and medium capitalization stocks or growth stocks are temporarily out of favor.
 . An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock or industry.
 . The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock or industry proves to be incorrect.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks, and the Lipper Growth Funds Index ("Lipper Index"), which shows average returns for funds having an investment objective similar to that of the fund's. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart

                                % Total Return

     1995            1996            1997            1998            1999
     ----            ----            ----            ----            ----
    32.55%          23.04%          28.59%          25.12%          25.93%

Calendar years ended
December 31

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:25.03% in 4th quarter 1998
Lowest:(14.75)% in 3rd quarter 1998

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 1999)
--------------------------------------------------------------------------------

               One    Five   Since
               year   years  inception
--------------------------------------
Fund           25.93% 27.00%  24.29%
S&P 500 Index  21.03% 28.54%  26.73%
Lipper Index   27.96% 26.27%  24.45%
--------------------------------------

* Index comparisons begin on June 30, 1994

                                                           Travelers Series Fund

     Investments, Risks and Performance

MFS Total Return Portfolio

 Investment objectives

 Primary: Above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital.

 Secondary: Growth of capital and income.

 Principal investment strategies

 Key investments The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

 The fund's equity securities include common and preferred stock; bonds, warrants or rights convertible into stock and depositary receipts for those securities.

 The fund's fixed income securities include corporate debt obligations of any maturity, Brady bonds, U.S.
 Government securities, mortgage-backed securities, zero-coupon bonds, deferred interest bonds and payment in kind bonds.

 Credit quality: The fund's assets may consist of both
 investment grade and lower quality securities. The fund
 may invest up to 20% of the fund's assets in
 nonconvertible fixed income securities rated below
 investment grade or unrated securities of equivalent
 quality.
--------------------------------------------------------------------------------

                   Selection process

                   Under normal market conditions and depending on the subadviser's view of economic and money market conditions, fiscal and monetary policy and security values, the fund's assets will be allocated among fixed income and equity investments within the following ranges:
                   . between 40%    . at least 25% in
                     and 75% in       non-convertible
                     equity           fixed income
                     securities       securities

                   Equity investments

                   The subadviser uses a "bottom up" investment approach in selecting securities based on its fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) of an individual security's value. In selecting individual equity securities for investment, the subadviser seeks companies:

                   . that are undervalued in the market relative to their long term potential because the market has overlooked them or because they are temporarily out of favor in the market due to market declines, poor economic conditions or adverse regulatory or other changes
                   . that generally have low price to book, price to sales
                     and/or price to earnings ratios
                   . with relatively large market capitalizations (i.e.,
                     market capitalizations of $5 billion or more).

                   The subadviser also invests in convertible securities that generally provide a fixed income stream and an opportunity to participate in an increase in the market price of the underlying common stock.

                   Fixed income investments

                   The subadviser periodically assesses the three month outlook for inflation rate changes, economic growth and other fiscal measures and their effect on U.S. Treasury interest rates. Using that assessment, the subadviser determines a probable difference between total Returns on U.S. Treasury securities and on other types of fixed income securities and selects those securities the subadviser believes will deliver favorable returns.

Travelers Series Fund

Principal risks of investing in the fund

While investing in a mix of equity and debt securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . The subadviser's allocation of investments between equity and fixed income securities could cause the fund to miss attractive investment opportunities by underweighting markets that generate significant returns or cause the fund to incur losses by overweighting markets that experience significant declines.
 . The subadviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.
 . Equity investments lose their value due to a decline in the U.S. stock market.
 . Value or large capitalization stocks are temporarily out of favor.
 . An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.
 . Fixed income investments lose their value due to an increase in interest rates.
 . The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
 . Mortgage and asset backed securities are subject to the same default risks of other fixed income securities, but it may be more difficult to enforce rights against the assets underlying these securities in case of default.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . Securities with longer maturities are more sensitive to interest rate changes and may be more volatile.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have less liquid and more volatile markets than in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

Impact of high portfolio turnover The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks, and the Lehman Brothers Government/Corporate Bond Index ("Lehman Brothers Index"), a broad-based unmanaged index of bonds issued by the U.S. government and its agencies as well as certain corporate issuers. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate

Risk return bar chart

                                % Total Return

     1995            1996            1997            1998            1999
     ----            ----            ----            ----            ----
    25.70%          14.51%          21.18%          11.67%           2.63%

Calendar years ended
December 31

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns:

Highest: 9.87% in 2nd quarter 1997
Lowest:(4.47)% in 3rd quarter 1999

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 1999)

-----------------------------------------------
                       One     Five   Since
                       year    years  inception
-----------------------------------------------
Fund                     2.63% 14.86%  12.87%
S&P 500 Index           21.03% 28.54%  26.73%*
Lehman Brothers Index  (2.15)%  7.61%   7.06%*
-----------------------------------------------

* Index comparisons begin on June 30, 1994

                                                           Travelers Series Fund

     Investments, Risks and Performance

Putnam Diversified Income Portfolio

 Investment objective

 High current income consistent with preservation of capital.

 Principal investment strategies

 Key investments The fund invests primarily in debt securities of U.S. and foreign governments and corporations.

 Credit Quality: The fund may invest in securities with a wide range of credit qualities depending on the particu-lar sector of the fixed income securities market in which the manager invests.

 Duration: The Fund's duration will generally vary from 3
 to 7 years depending on market conditions and the
 subadviser's outlook for interest rates. Individual se-
 curities may be of any duration.
--------------------------------------------------------------------------------

                   Selection process

                   The subadviser combines "top down" and "bottom up" investment styles, with an emphasis on active sector strategies. The subadviser believes that actively allocating the fund's investments among sectors of the fixed income securities markets, as opposed to investing in any one sector, will better enable the fund to control risk while pursuing its objective of high current income.

                   The subadviser allocates its investment among the following three sectors of the fixed income securities market:

                   . A U.S. Government Sector, consisting primarily of
                     securities of the U.S. government, its agencies and instrumentalities and related options, futures and repurchase agreements. The subadviser allocates at least
                     20% of the fund to the U.S. Government Sector;
                   . A High Yield Sector, consisting primarily of high
                     yielding, lower-rated, high risk U.S. and foreign
                     corporate fixed-income securities commonly called "junk bonds"; and
                   . An International Sector, consisting primarily of
                     obligations of foreign governments, their agencies and instrumentalities, supranational entities, and foreign corporations, including issuers in emerging markets, and related options and futures.

                   The subadviser over- and underweights investments in each sector depending on the subadviser's views on economic, interest rate and political trends. The subadviser utilizes proprietary techniques to organize and rank opportunities presented by the various sectors.

                   In making sector allocations, the subadviser evaluates:

                   . Capital flows      . Default trends
                   . Political trends   . Interest rate forecasts

                   Specialists managing each sector then select individual securities within each sector that represent risk/return opportunities believed optimal. In selecting securities for investment, the subadviser looks for favorable yield, maturity, issue classification and quality characteristics.

Travelers Series Fund

Principal risks of investing in the fund

While investing in fixed income securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . Fixed income securities lose their value due to an increase in market interest rates in one or more regions, a decline in an issuer's credit rating or financial condition or a default by an issuer.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . An unhedged currency in which a security is priced declines in value relative to the U.S. dollar
 . The subadviser's judgment about the attractiveness, relative yield, value or potential appreciation of a particular security, or the stability of a particular government proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Aggregate Bond Index ("Lehman Brothers Index") and the Salomon Smith Barney Non-U.S. World Government Bond Index ("Salomon Index"), both of which are broad-based unmanaged indices. (The Lehman index consists of a variety of domestically issued bonds. The Salomon index consists of foreign government bonds.) Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart

                                % Total Return

     1995            1996            1997            1998            1999
     ----            ----            ----            ----            ----
    17.49%           8.14%           7.69%           0.67%           1.11%

Calendar years ended
December 31

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:4.97% in 1st quarter 1995
Lowest:(3.34)% in 3rd quarter 1998


Risk return table

Average Annual Total Returns
(for the periods ended December 31, 1999)
--------------------------------------------------------------------------------

                       One     Five   Since
                       year    years  inception
-----------------------------------------------
Fund                    1.11%  6.85%    6.44%
Lehman Brothers Index  (0.82)% 7.73%    7.20%
Salomon
Index                  (5.07)% 5.90%    5.77%
-----------------------------------------------

* Index comparisons begin on June 30, 1994

                                                           Travelers Series Fund

More on the Funds' Investments and Related Risks

Additional investments and investment techniques
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The section      Alliance Growth Portfolio
entitled "In-    Although the fund invests primarily in U.S. equity securi-
vestments,       ties, it may also invest up to 25% of its assets in high
Risks and Per-   yield securities with no minimum credit quality restriction,
formance" de-    and may also invest up to 15% in foreign securities.
scribes the
funds' invest-   MFS Total Return Portfolio
ment objec-      The fund may invest without limit in ADRs and up to 20% of
tives and        its total assets in foreign securities.
their princi-
pal investment
strategies and
risks. This
section pro-
vides some ad-
ditional in-
formation
about the
funds' invest-
ments and cer-
tain invest-
ment manage-
ment tech-
niques the
funds may use.
More informa-
tion about the
funds' invest-
ments and
portfolio man-
agement tech-
niques, some
of which en-
tail risk, is
included in
the Statement
of Additional
Information
(SAI). To find
out how to ob-
tain an SAI,
please turn to
the back cover
of this pro-
spectus.

--------------------------------------------------------------------------------

Equity           Subject to its particular investment policies, each of these
investments      funds may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC)
Both equity      common and preferred stocks, warrants, rights, investment
funds and MFS    grade convertible securities, depositary receipts and shares,
Total Return     trust certificates, limited partnership interests, shares of
Portfolio        other investment companies, real estate investment trusts and equity participations.

--------------------------------------------------------------------------------

Fixed income     Subject to its particular investment policies, each fund may
investments      invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-
Both fixed in-   related securities, asset-backed securities, convertible se-
come funds       curities, Eurodollar and Yankee dollar instruments, preferred
and, to a lim-   stocks and money market instruments. Fixed income securities
ited extent,     may be issued by U.S. and foreign corporations or entities;
both equity      U.S. and foreign banks; the U.S. government, its agencies,
funds            authorities, instrumentalities or sponsored enterprises;
                 state and municipal governments; supranational organizations;
                 and foreign governments and their political subdivisions.

                 Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

MFS Total        Both of these funds may invest in mortgage-backed and asset-
Return and       backed securities. Mortgage-related securities may be issued
Putnam           by private companies or by agencies of the U.S. government
Diversified      and represent direct or indirect participations in, or are
Income           collateralized by and payable from, mortgage loans secured by
Portfolios       real property. Asset-backed securities represent participa-
only             tions in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card re-ceivables and other categories of receivables.

--------------------------------------------------------------------------------

Travelers Series Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 Credit quality

                 If a security receives different ratings, a fund will treat the securities as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to OTC derivatives contracts.

                 Investment grade securities

                 Securities are investment grade if:

                 . They are rated, respectively, in one of the top four long-
                   term rating categories of a nationally recognized statistical rating organization.
                 . They have received a comparable short-term or other rating. . They are unrated securities that the manager believes are of comparable quality to investment grade securities.

--------------------------------------------------------------------------------

                 High yield, lower quality securities

                 Each of these funds may invest in fixed income securities
Alliance         that are high yield, lower quality securities rated by a rat-
Growth, MFS      ing organization below its top four long term rating catego-
Total            ries or unrated securities determined by the manager or
                 subadviser to be of equivalent quality. The issuers of lower
Return and       quality bonds may be highly leveraged and have difficulty
Putnam           servicing their debt, especially during prolonged economic
Diversified      recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer credit-worthiness
Income           or economic conditions. Lower quality securities may become
Portfolios       illiquid and hard to value in down markets.
only

Alliance
Growth Portfo-
lio may invest
in these secu-
rities primar-
ily for their
capital growth
potential

--------------------------------------------------------------------------------

Foreign and
emerging         Each fund may invest in foreign securities.
market
investments      Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic insta-bility and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in secu-rities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                 Emerging market investments offer the potential of signifi-
MFS Total        cant gains but also involve greater risks than investing in
Return and       more developed countries. Political or economic instability,
Putnam           lack of market liquidity and government actions such as cur-
Diversified      rency controls or seizure of private business or property may
Income           be more likely in emerging markets.
Portfolios
only

                 Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January
                 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries.
                 EMU is driven by the expectation of economic benefits, howev-er, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted be-fore, and there is uncertainty whether participating coun-tries will remain committed to EMU in the face of changing economic conditions.
--------------------------------------------------------------------------------

                                                           Travelers Series Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 Sovereign government and supranational debt

                 These funds may invest in all types of fixed income securi-
                 ties of governmental issuers in all countries, including
MFS Total        emerging markets. These sovereign debt securities may in-
Return and       clude:
Putnam
Diversified      . Fixed income securities issued or guaranteed by
Income             governments, governmental agencies or instrumentalities and
Portfolios         political subdivisions located in emerging market
only               countries.
                 . Participations in loans between emerging market governments and financial institutions.
                 . Fixed income securities issued by government owned,
                   controlled or sponsored entities located in emerging market countries.
                 . Interests in entities organized and operated for the
                   purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
                 . Brady Bonds.
                 . Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.
                 . Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community
                   (A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)

--------------------------------------------------------------------------------

Derivatives
and hedging      Each fund may, but need not, use derivative contracts, such
techniques       as futures and options on securities, securities indices or currencies; options on these futures; forward currency con-tracts; and interest rate or currency swaps for any of the following purposes:

                 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
                 . As a substitute for buying or selling securities
                 . To enhance the fund's return

                 A derivative contract will obligate or entitle a fund to de-liver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and in-terest rate exposure. Therefore, using derivatives can dis-proportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings.
                 The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securi-ties. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.
--------------------------------------------------------------------------------

Travelers Series Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Securities       Each fund, except Van Kampen Enterprise Portfolio, may engage
lending          in securities lending to increase its net investment income.
                 Each fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously se-cured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in re-ceiving additional collateral, delay in recovery of securi-ties when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------

Defensive        Each fund may depart from its principal investment strategies
investing        in response to adverse market, economic or political condi-
                 tions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

Portfolio
turnover         Each fund may engage in active and frequent trading to
                 achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.
--------------------------------------------------------------------------------

                                                           Travelers Series Fund

Management

The manager


Travelers Investment Adviser Inc.

Travelers Investment Adviser Inc. (TIA) is a wholly owned subsidiary of The Plaza Corporation (Plaza), which is an indirect wholly owned subsidiary of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. TIA is located at 388 Greenwich Street, New York, New York 10013. TIA acts as investment manager to investment companies having aggregate assets of approximately $3.3 billion as of January 31, 2000. TIA has engaged subadvisers to select investments for funds for which TIA serves as manager.

TIA manages the investment operations of the funds covered in this Prospectus (TIA funds) and receives for these services from each fund the fee indicated:

  ---------------------------------------------------------------------------
                          Actual management fee
                          paid for the fiscal year  Contractual management
                          ended October 31, 1999    fee paid
                          (as a percentage          (as a percentage
                          of the fund's             of the fund's
   Fund                   average daily net assets) average daily net assets)
  ---------------------------------------------------------------------------
   Alliance Growth
   Portfolio                        0.80%                     0.80%
   Van Kampen Enterprise
   Portfolio                        0.70%                     0.70%
   MFS Total Return
   Portfolio                        0.80%                     0.80%
   Putnam Diversified
   Income Portfolio                 0.75%                     0.75%
  ---------------------------------------------------------------------------

Travelers Series Fund

The Subadvisers and Portfolio Managers

Each of the TIA funds' investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of each fund's portfolio manager(s), who are employed by the subadviser.

  Fund                   Portfolio Manager and Subadviser       Business Experience

  Alliance Growth        Tyler Smith (since inception)          Senior Vice President, Alliance
  Portfolio              Alliance Capital Management L.P.       Capital.
                         1345 Avenue of the Americas
                         New York, New York 10105
-------------------------------------------------------------------------------------------------
  Van Kampen Enterprise  Jeff New (since July 1994)             Senior Vice President, Van Kampen
  Portfolio              Van Kampen Asset Management Inc.       Asset Management; Senior Vice
                         One Parkview Plaza                     President, Van Kampen Investment
                         Oakbrook Terrace, IL 60181             Advisory, Inc.
-------------------------------------------------------------------------------------------------
  MFS Total Return       David M. Calabro (since inception)     Senior Vice President, MFS.
  Portfolio              Manager of investment team
                         Massachusetts Financial Services
                         Company
                         500 Boylston Street
                         Boston, MA 02116
-------------------------------------------------------------------------------------------------
  Putnam Diversified     Jennifer Evans Leichter (since 1998)   Managing Director and Chief
  Income Portfolio       Putnam Investment Management, Inc.     Investment Officer, Corporate
                         One Post Office Square                 Credit Group, Putnam Management.
                         Boston, MA 02109
-------------------------------------------------------------------------------------------------

Distributor. The funds have entered into an agreement with CFBDS, Inc. to distribute the funds' shares.

Year 2000 Issue. As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the funds' other service providers will be adversely affected, but fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the funds and their investments could be negatively affected.

Additional information about the subadvisers

Alliance Capital Management. Alliance manages over $368 billion in assets as of December 31, 1999. The 52 U.S. registered investment companies comprising more than 118 separate investment portfolios managed by Alliance Capital currently have more than 4.5 million shareholders.

Van Kampen Asset Management Inc. Van Kampen is a diversified asset management company. Van Kampen and its affiliates manage more than $90 billion in assets as of December 31, 1999.

Massachusetts Financial Services Company. MFS and its predecessor organizations have a history of money management dating from 1924. The MFS organization manages approximately $136.7 billion on behalf of 4.2 million investor accounts as of December 31, 1999.

Putnam Investment Management, Inc. Putnam has managed mutual funds since 1937. Putnam and its affiliates manage approximately $390 billion in assets as of December 31, 1999.

                                                           Travelers Series Fund

Share Transactions

Availability of the funds

Shares of the funds are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in all the funds described in this prospectus.

The interests of different variable insurance products investing in a fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of each fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

Each fund's net asset value is the value of its assets minus its liabilities. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each fund accelerates the calculation of its net asset value to the actual closing time.

Each fund generally values its fund securities based on market prices or quotations. To the extent a fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

Travelers Series Fund

Dividends, Distributions and Taxes

Each fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

Each fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.

                                                           Travelers Series Fund

Financial Highlights

The financial highlights tables are intended to help you understand the performance of each fund for the past five years (or since inception if less than five years). The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with each fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.
For a share of capital stock outstanding throughout each year ended October 31.

                                             Alliance Growth
                                     1999    1998    1997    1996    1995
---------------------------------------------------------------------------
Net asset value, beginning of year  $22.14  $20.82  $16.30  $13.28  $10.65
---------------------------------------------------------------------------
Income from operations:
 Net investment income (1)            0.02    0.11    0.05    0.04    0.14
 Net realized and unrealized gain     7.79    2.69    5.11    3.39    2.61
---------------------------------------------------------------------------
Total income from operations          7.81    2.80    5.16    3.43    2.75
---------------------------------------------------------------------------
Less distributions from:
 Net investment income               (0.15)  (0.04)  (0.02)  (0.09)  (0.02)
 Net realized gains                  (1.45)  (1.44)  (0.62)  (0.32)  (0.10)
---------------------------------------------------------------------------
Total distributions                  (1.60)  (1.48)  (0.64)  (0.41)  (0.12)
---------------------------------------------------------------------------
Net asset value, end of year        $28.35  $22.14  $20.82  $16.30  $13.28
---------------------------------------------------------------------------
Total return                         35.51%  12.92%  32.59%  26.55%  26.18%
---------------------------------------------------------------------------
Net assets, end of year (millions)  $1,166    $775    $545    $295    $112
---------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (1)                         0.82%   0.82%   0.82%   0.87%   0.90%
 Net investment income                0.14    0.59    0.32    0.39    1.24
---------------------------------------------------------------------------
Portfolio turnover rate                 54%     40%     66%     88%     78%
---------------------------------------------------------------------------

(1) The manager waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:

  -------------------------------------------------------------
                                                         1995
  -------------------------------------------------------------
   Per Share Decreases in Net Investment Income          $0.01
  -------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement   0.97%
  -------------------------------------------------------------

Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                         Van Kampen Enterprise
                                1999        1998      1997      1996     1995
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                        $20.56      $19.89    $15.37    $12.89   $10.38
--------------------------------------------------------------------------------
Income from operations:
 Net investment income (1)        0.00(2)     0.06      0.06      0.05     0.03
 Net realized and unrealized
  gain                            5.42        1.83      4.51      2.87     2.53
--------------------------------------------------------------------------------
Total income from operations      5.42        1.89      4.57      2.92     2.56
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.07)      (0.05)    (0.05)    (0.04)   (0.02)
 Net realized gains              (0.39)      (1.17)       --     (0.40)   (0.03)
--------------------------------------------------------------------------------
Total distributions              (0.46)      (1.22)    (0.05)    (0.44)   (0.05)
--------------------------------------------------------------------------------
Net asset value, end of year    $25.52      $20.56    $19.89    $15.37   $12.89
--------------------------------------------------------------------------------
Total return                     26.48%       8.97%    29.81%    23.35%   24.74%
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                      $313,410    $249,051  $196,583  $103,691  $32,447
--------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses (1)                     0.73%       0.73%     0.74%     0.83%    0.88%
 Net investment income            0.01        0.35      0.41      0.53     0.65
--------------------------------------------------------------------------------
Portfolio turnover rate            120%         68%       75%      112%     180%
--------------------------------------------------------------------------------

(1) The manager waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:

  -------------------------------------------------------------
                                                         1995
  -------------------------------------------------------------
   Per Share Decreases in Net Investment Income          $0.06
  -------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement   1.26%
  -------------------------------------------------------------

(2) Amount represents less than $0.01 per share

                                                           Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                            MFS Total Return
                                1999(1)    1998      1997      1996     1995
-------------------------------------------------------------------------------
Net asset value, beginning of
 year                            $16.23    $15.31    $13.13    $11.53    $9.98
-------------------------------------------------------------------------------
Income from operations:
 Net investment income (2)         0.52      0.32      0.38      0.33     0.45
 Net realized and unrealized
  gain                             0.72      1.36      2.27      1.62     1.15
-------------------------------------------------------------------------------
Total income from operations       1.24      1.68      2.65      1.95     1.60
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (0.37)    (0.28)    (0.29)    (0.27)   (0.05)
 Net realized gains               (0.88)    (0.48)    (0.18)    (0.08)      --
-------------------------------------------------------------------------------
Total distributions               (1.25)    (0.76)    (0.47)    (0.35)   (0.05)
-------------------------------------------------------------------------------
Net asset value, end of year     $16.22    $16.23    $15.31    $13.13   $11.53
-------------------------------------------------------------------------------
Total return                       7.62%    10.94%    20.64%    17.16%   16.12%
-------------------------------------------------------------------------------
Net assets, end of year
 (000's)                       $621,828  $462,274  $263,585  $134,529  $49,363
-------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                      0.84%     0.84%     0.86%     0.91%    0.95%
 Net investment income             3.11      3.32      3.54      3.82     4.40
-------------------------------------------------------------------------------
Portfolio turnover rate              97%      118%       99%      139%     104%
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:

  -------------------------------------------------------------
                                                         1995
  -------------------------------------------------------------
   Per Share Decreases in Net Investment Income          $0.01
  -------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement   1.06%
  -------------------------------------------------------------


Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                          Putnam Diversified Income
                                      1999    1998     1997   1996(1)   1995
------------------------------------------------------------------------------
Net asset value, beginning of year   $11.70  $12.31   $11.99  $11.46   $10.18
------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (2)             0.91    0.57     0.67    0.78     0.79
 Net realized and unrealized gain
  (loss)                              (0.70)  (0.62)    0.30    0.27     0.58
------------------------------------------------------------------------------
Total income (loss) from operations    0.21   (0.05)    0.97    1.05     1.37
------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.67)  (0.42)   (0.56)  (0.39)   (0.09)
 Net realized gains                      --   (0.14)   (0.09)  (0.13)      --
------------------------------------------------------------------------------
Total distributions                   (0.67)  (0.56)   (0.65)  (0.52)   (0.09)
------------------------------------------------------------------------------
Net asset value, end of year         $11.24  $11.70   $12.31  $11.99   $11.46
------------------------------------------------------------------------------
Total return                           1.80%  (0.65)%   8.44%   9.43%   13.55%
------------------------------------------------------------------------------
Net assets, end of year (millions)     $156    $157     $122     $81      $32
------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                          0.83%   0.87%    0.88%   0.96%    0.97%
 Net investment income                 7.85    7.48     6.99    7.57     7.53
------------------------------------------------------------------------------
Portfolio turnover rate                 118%    191%     253%   2.55%     276%
------------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.
(2) The manager waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets of the fund would have been as follows:

  -------------------------------------------------------------
                                                         1995
  -------------------------------------------------------------
   Per Share Decreases in Net Investment Income          $0.04
  -------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement   1.31%
  -------------------------------------------------------------

                                                           Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the funds' investments. These reports discuss the market conditions and investment strategies that affected the funds' performance.

The funds send one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or your Salomon Smith Barney Financial Consultant if you do not want this policy to apply to you.

Statement of additional information. The statement of additional (SAI) information provides more detailed information about the funds. It is incorporated by reference into this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 388 Greenwich Street, MF2, New York, NY 10013.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. The funds are not offering to sell their shares to any person to whom the funds may not lawfully sell their shares.

               Alliance Growth Portfolio

               Van Kampen Enterprise Portfolio
               MFS Total Return Portfolio

               Putnam Diversified Income Portfolio

(Investment Company Act file no. 811-08372)

L21239 4/00

Travelers Series Fund Inc.

Prospectus

February 28, 2000

                                   [GRAPHIC]


Equity Funds
------------

Smith Barney International Equity Portfolio

Smith Barney Large Cap Value Portfolio

Smith Barney Aggressive Growth Portfolio

Fixed Income Funds
------------------

MFS Total Return Portfolio

Smith Barney High Income Portfolio

Smith Barney Money Market Portfolio



Shares of each fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

     Contents

Travelers Series Fund Inc. consists of 15 separate investment funds, each with its own investment objective and policies. This Prospectus relates to six of those funds. Each fund offers different levels of potential return and involves different levels of risk.
--------------------------------------------------------------------------------

Investments, Risk and Performance                                           Page
--------------------------------------------------------------------------------
Smith Barney International Equity Portfolio................................    2

Smith Barney Large Cap Value Portfolio.....................................    4

Smith Barney Aggressive Growth Portfolio...................................    6

MFS Total Return Portfolio.................................................    8

Smith Barney High Income Portfolio.........................................   10

Smith Barney Money Market Portfolio........................................   12

More on the Funds' Investments and Related Risks...........................   14

Management.................................................................   18

Share Transactions.........................................................   21

Share Price................................................................   21

Dividends, Distributions and Taxes.........................................   22

Financial Highlights.......................................................   23

--------------------------------------------------------------------------------

You should know:

An investment in a fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

     Investments, Risks and Performance

Smith Barney International Equity Portfolio

 Investment objective

 Total return on its assets from growth of capital and income.

 Principal investment strategies

 Key investments The fund invests primarily in equity securities of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights.
--------------------------------------------------------------------------------

                   Selection process

                   The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries which can help to reduce risk. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets and types of issuers may vary.

                   In selecting individual companies for investment, the manager looks for:

                   . Above average earnings growth
                   . High relative return on invested capital
                   . Experienced and effective management
                   . Competitive advantages
                   . Strong financial condition
                   . The range of individual investment opportunities

                   By spreading the fund's investments across many international markets, the manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S.

                   In allocating assets among countries and regions, the economic and political factors that the manager evaluates include:

                   . Low or decelerating inflation which creates a favorable
                     environment for securities markets
                   . Stable government with policies that encourage economic
                     growth, equity investment and development of securities markets
                   . Currency stability

Travelers Series Fund

Principal risks of investing in the fund

While investing in foreign securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Foreign stock prices decline
 . Adverse governmental action or political, economic or market instability occurs in a foreign country
 . The currency in which a security is priced declines in value relative to the
  U.S. dollar
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of European markets and present valuation problems for the fund.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the MSCI EAFE-GDP Weighted Index ("MSCI Index"), a broad-based unmanaged index of foreign stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                             Risk return bar chart

                                % Total Return

                                  [BAR CHART]

                11.26%    17.72%    2.71%     6.51%     67.73%
                ------    ------    -----     -----     ------
                 1995      1996     1997      1998       1999

Calendar years ended
December 31

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:47.43% in 4th quarter 1999
Lowest:(19.72)% in 3rd quarter 1998

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 1999)
--------------------------------------------------------------------------------

            One    Five   Since
            year   years  inception
-----------------------------------
Fund        67.73% 19.17%  16.29%
MSCI Index  31.00% 16.00%  14.36%
-----------------------------------

* Index comparisons begin on June 30, 1994

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney Large Cap Value Portfolio

 Investment objective

 Current income and long-term growth of income and capital.


 Principal investment strategies

 Key investments The fund invests primarily in common stocks of U.S. companies having market capitalizations of at least $5 billion at the time of investment.
--------------------------------------------------------------------------------

                   Selection process

                   The manager employs a two-step selection process. First, the manager uses proprietary models and fundamental research to try to find stocks that are underpriced in the market relative to their fundamental value. The manager looks for the following:

                   . Low market valuations measured by the manager's valuation models
                   . Above average dividend yields and established dividend
                     records
                   . High return on invested capital and strong cash flow
                   . Liquidity

                   Next, the manager looks for a positive catalyst in the company's near term outlook which the manager believes will accelerate earnings.

                   These catalysts include positive changes in earnings prospects because of:

                   . New management
                   . Effective research, product development and marketing
                   . A business strategy not yet recognized by the marketplace . Regulatory changes favoring the company

Travelers Series Fund

Principal risks of investing in the fund

While investing in large capitalization value securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . The U.S. stock market goes down.
 . Value stocks or larger capitalization stocks are temporarily out of favor.
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
 . An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                             Risk return bar chart

                                % Total Return

                                  [BAR CHART]

                  33.08%    19.79%    26.63%    9.82%    0.06%
                  ------    ------    ------    -----    -----
                  1995       1996      1997     1998     1999

Calendar years ended
December 31

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:13.92% in 4th quarter 1998
Lowest:(12.87)% in 3rd quarter 1998

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 1999)
--------------------------------------------------------------------------------

               One    Five   Since
               year   years  inception
--------------------------------------
Fund            0.06% 17.27%  15.21%
S&P 500 Index  21.03% 28.54%  26.73%
--------------------------------------

* Index comparisons begin on June 30, 1994

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney Aggressive Growth Portfolio

 Investment objective

 Long-term capital appreciation.

 Principal investment strategies

 Key investments The fund invests primarily in common stocks of companies the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the
 S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium-sized companies, a significant portion of the fund's assets are invested in the securities of such companies.
--------------------------------------------------------------------------------

                   Selection process

                   The manager emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The manager focuses primarily, but not exclusively, on emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains in the two to three years after the fund acquires their stocks.

                   When evaluating an individual stock, the manager considers whether the company may benefit from:

                   . New technologies, products or services
                   . New cost reduction measures
                   . Changes in management, or
                   . Favorable changes in government regulations

Travelers Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally
 . Small or medium capitalization companies fall out of favor with investors . The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
 . A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock
 . Adverse governmental action or political, economic or market instability occurs in a foreign country

Compared to large capitalization companies, the securities of small and medium capitalization companies are more likely to:

 . Have more volatile share prices
 . Have more limited product lines
 . Have fewer capital resources
 . Have more limited management depth
 . Experience sharper swings in market prices
 . Be harder to sell at times and prices the manager believes appropriate . Offer greater potential for gains and losses

--------------------------------------------------------------------------------

Fund performance

Because this fund commenced operations on November 1, 1999, the fund does not yet have a sufficient operating history to generate the performance information which other Smith Barney funds show in bar and table form in this location of the prospectus.

                                                           Travelers Series Fund

     Investments, Risks and Performance

MFS Total Return Portfolio

 Investment objectives

 Primary: Above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital.

 Secondary: Growth of capital and income.

 Principal investment strategies

 Key investments The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

 The fund's equity securities include common and preferred stock; bonds, warrants or rights convertible into stock and depositary receipts for those securities.

 The fund's fixed income securities include corporate debt obligations of any maturity, Brady bonds, U.S.
 Government securities, mortgage-backed securities, zero-coupon bonds, deferred interest bonds and payment in kind bonds.

 Credit quality: The fund's assets may consist of both
 investment grade and lower quality securities. The fund
 may invest up to 20% of the fund's assets in
 nonconvertible fixed income securities rated below
 investment grade or unrated securities of equivalent
 quality.
--------------------------------------------------------------------------------

                   Selection process

                   Under normal market conditions and depending on the subadviser's view of economic and money market conditions, fiscal and monetary policy and security values, the fund's assets will be allocated among fixed income and equity investments within the following ranges:
                   . between 40%    . at least 25% in
                     and 75% in       non-convertible
                     equity           fixed income
                     securities       securities

                   Equity investments

                   The subadviser uses a "bottom up" investment approach in selecting securities based on its fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) of an individual security's value. In selecting individual equity securities for investment, the subadviser seeks companies:

                   . that are undervalued in the market relative to their long term potential because the market has overlooked them or because they are temporarily out of favor in the market due to market declines, poor economic conditions or adverse regulatory or other changes
                   . that generally have low price to book, price to sales
                     and/or price to earnings ratios
                   . with relatively large market capitalizations (i.e.,
                     market capitalizations of $5 billion or more).

                   The subadviser also invests in convertible securities that generally provide a fixed income stream and an opportunity to participate in an increase in the market price of the underlying common stock.

                   Fixed income investments

                   The subadviser periodically assesses the three month outlook for inflation rate changes, economic growth and other fiscal measures and their effect on U.S. Treasury interest rates. Using that assessment, the subadviser determines a probable difference between total Returns on U.S. Treasury securities and on other types of fixed income securities and selects those securities the subadviser believes will deliver favorable returns.

Travelers Series Fund

Principal risks of investing in the fund

While investing in a mix of equity and debt securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . The subadviser's allocation of investments between equity and fixed income securities could cause the fund to miss attractive investment opportunities by underweighting markets that generate significant returns or cause the fund to incur losses by overweighting markets that experience significant declines.
 . The subadviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.
 . Equity investments lose their value due to a decline in the U.S. stock market.
 . Value or large capitalization stocks are temporarily out of favor.
 . An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.
 . Fixed income investments lose their value due to an increase in interest rates.
 . The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
 . Mortgage and asset backed securities are subject to the same default risks of other fixed income securities, but it may be more difficult to enforce rights against the assets underlying these securities in case of default.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . Securities with longer maturities are more sensitive to interest rate changes and may be more volatile.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have less liquid and more volatile markets than in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

Impact of high portfolio turnover The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks, and the Lehman Brothers Government/Corporate Bond Index ("Lehman Brothers Index"), a broad-based unmanaged index of bonds issued by the U.S. government and its agencies as well as certain corporate issuers. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate

                             Risk return bar chart

                                % Total Return

                                  [BAR CHART]

                 25.70%    14.51%    21.18%    11.67%    2.63%
                 ------    ------    ------    ------    -----
                 1995       1996      1997      1998     1999

Calendar years ended
December 31

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns:

Highest: 9.87% in 2nd quarter 1997
Lowest:(4.47)% in 3rd quarter 1999

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 1999)

-----------------------------------------------
                       One     Five   Since
                       year    years  inception
-----------------------------------------------
Fund                     2.63% 14.86%  12.87%
S&P 500 Index           21.03% 28.54%  26.73%*
Lehman Brothers Index  (2.15)%  7.61%   7.06%*
-----------------------------------------------

* Index comparisons begin on June 30, 1994

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney High Income Portfolio

 Investment objectives

 Primary: High current income    Secondary: Capital appreciation

 Principal investment strategies

 Key investments The fund invests primarily in high yielding, corporate debt obligations and preferred stock of U.S. and foreign issuers, but may also invest in foreign issuers.

 Credit Quality: The fund invests primarily in below in-vestment grade securities, but may not invest more than 10% in securities rated lower than B or unrated securi-ties of comparable quality. Below investment grade secu-rities are commonly known as "junk bonds."

 Maturity: Although the fund may invest in securities of
 any maturity, under current market conditions, the fund
 intends to have an average remaining maturity of between
 five and ten years.
--------------------------------------------------------------------------------

                   Selection process

                   In selecting securities, the manager considers and compares the relative yields of various types of obligations. The manager seeks to maximize current income by generally purchasing securities of lower credit quality, but offering higher current yield. In selecting securities for the fund, the manager employs a forward looking strategy seeking to identify companies that exhibit favorable earnings prospects or demonstrate a potential for higher ratings over time.

                   The manager looks for:

                   . "Fallen angels" or companies that are repositioning in the marketplace which the manager believes are temporarily undervalued, and
                   . Younger companies with smaller capitalizations that have exhibited improving financial strength or improving credit ratings over time

                   The manager selects individual debt securities by comparing yield, maturity, issue classification and quality characteristics. Investments in these companies may increase the fund's potential for capital appreciation and reduce the fund's credit risk exposure.

                   The manager also employs an active sell strategy to dispose of securities that no longer meet the manager's investment criteria to harvest gains for reinvestment in new securities exhibiting characteristics as described above.

Travelers Series Fund

Principal risks of investing in the fund

While investing in high yield securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
 . Interest rates go up, causing the prices of debt securities in the fund to fall.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the Salomon Smith Barney Intermediate High Yield Index ("Salomon Index") and the Bear Stearns High Yield Index ("Bear Stearns Index"), both of which are broad-based indices of high yield corporate bonds. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                             Risk return bar chart

                                % Total Return

                                  [BAR CHART]

                 19.18%    13.13%    13.85%     0.44%    2.60%
                 ------    ------    ------     -----    -----
                 1995       1996      1997      1998     1999

Calendar years ended
December 31

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:5.35% in 2nd quarter 1997
Lowest:(5.79)% in 3rd quarter 1998

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 1999)
--------------------------------------------------------------------------------

                    One   Five  Since
                    year  years inception
-----------------------------------------
Fund                2.60% 9.61%   8.52%
Salomon Index       1.34% 9.76%   8.93%*
Bear Stearns Index  2.30% 9.72%   9.23%*
-----------------------------------------

*Index comparisons begin on June 30, 1994

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney Money Market Portfolio

 Investment objective

 Maximize current income consistent with preservation of capital. The fund seeks to maintain a stable $1 share price.

 Principal investment strategies

 Key investments The fund invests exclusively in high quality U.S. dollar denominated short term debt securi-ties. These include commercial paper, corporate and mu-nicipal obligations, obligations of U.S. and foreign banks, securities of the U.S. Government, its agencies or instrumentalities and related repurchase agreements.

 Credit Quality: The fund invests exclusively in securi-ties rated by a nationally recognized rating organiza-tion in the two highest short term rating categories, or if unrated, of equivalent quality.

 Effective Maturity: The fund invests exclusively in se-
 curities having remaining effective maturities of 397
 days or less, and maintains a dollar-weighted portfolio
 maturity of 90 days or less.
--------------------------------------------------------------------------------

                   Selection process

                   In selecting investments for the fund, the manager looks for:

                   . The best relative values based on an analysis of interest rate sensitivity, yield and price.
                   . Issuers offering minimal credit risk.
                   . Maturities consistent with the manager's outlook for
                     interest rates.


Travelers Series Fund

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short term debt instruments or money market funds if any of the following occurs:

 . Interest rates rise sharply.
 . An issuer of the fund's securities defaults, or has its credit rating downgraded.
 . Sectors or issuers the fund has emphasized fail to perform as expected. . The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The value of the fund's foreign securities may go down because of unfavorable government actions, political instability or the more limited availability of accurate information about foreign issuers.

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the 90-day U.S. Treasury bill. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

                             Risk return bar chart

                                % Total Return

                                  [BAR CHART]

                 5.43%     4.94%     5.09%    5.04%    4.76%
                 -----     -----     -----    -----    -----
                 1995      1996      1997     1998     1999

Calendar years ended
December 31

The bar chart shows the performance of the Fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:1.37% in 2nd quarter 1995
Lowest:1.10% in 2nd quarter 1999

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 1999)
--------------------------------------------------------------------------------

               One   Five  Since
               year  years inception
------------------------------------
Fund           4.76% 5.05%   4.97%
Treasury bill  4.74% 5.11%   5.10%*
------------------------------------

* Index comparison begins on June 30, 1994.

The fund's 7-day yield as of December 31, 1999 was 5.29%.

                                                           Travelers Series Fund

More on the Funds' Investments and Related Risks

Additional investments and investment techniques
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The section      Smith Barney International Equity Portfolio
entitled "In-    The fund may invest up to 20% of its assets in debt securi-
vestments,       ties of any credit quality or maturity of foreign corporate
Risks and Per-   and governmental issuers, as well as U.S. government securi-
formance" de-    ties and money market obligations of U.S. and foreign corpo-
scribes the      rate issuers.
funds' invest-
ment objec-      MFS Total Return Portfolio
tives and        The fund may invest without limit in ADRs and up to 20% of
their princi-    its total assets in foreign securities.
pal investment
strategies and   Smith Barney High Income Portfolio
risks. This      Although the fund invests primarily in high yield securities,
section pro-     the fund may also invest up to 35% of its assets in common
vides some ad-   stock and common stock equivalents, including convertible se-
ditional in-     curities, options, warrants and rights. The fund may invest
formation        up to 20% of its assets in foreign currency denominated secu-
about the        rities and without limit in U.S. dollar denominated securi-
funds' invest-   ties of foreign issuers.
ments and cer-
tain invest-
ment manage-
ment tech-
niques the
funds may use.
More informa-
tion about the
funds' invest-
ments and
portfolio man-
agement tech-
niques, some
of which en-
tail risk, is
included in
the Statement
of Additional
Information
(SAI). To find
out how to ob-
tain an SAI,
please turn to
the back cover
of this pro-
spectus.

--------------------------------------------------------------------------------

Equity           Subject to its particular investment policies, each of these
investments      funds may invest in all types of equity securities. Equity
Each equity      securities include exchange-traded and over-the-counter (OTC)
fund, MFS To-    common and preferred stocks, warrants, rights, investment
tal Return       grade convertible securities, depositary receipts and shares,
Portfolio and    trust certificates, limited partnership interests, shares of
Smith Barney     other investment companies, real estate investment trusts and
High Income      equity participations.
Portfolio

--------------------------------------------------------------------------------

Fixed income     Subject to its particular investment policies, each fund may
investments      invest in fixed income securities. Fixed income investments
Each fixed in-   include bonds, notes (including structured notes), mortgage-
come fund and,   related securities, asset-backed securities, convertible se-
to a limited     curities, Eurodollar and Yankee dollar instruments, preferred
extent, each     stocks and money market instruments. Fixed income securities
equity fund      may be issued by U.S. and foreign corporations or entities;
                 U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises;
                 state and municipal governments; supranational organizations;
                 and foreign governments and their political subdivisions.

                 Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                 Each of these funds may invest in mortgage-backed and asset-
MFS Total        backed securities. Mortgage-related securities may be issued
Return and       by private companies or by agencies of the U.S. government
Smith Barney     and represent direct or indirect participations in, or are
High Income      collateralized by and payable from, mortgage loans secured by
Portfolios       real property. Asset-backed securities represent participa-
                 tions in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card re-ceivables and other categories of receivables.

--------------------------------------------------------------------------------

Travelers Series Fund

--------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                 Credit quality

                 If a security receives different ratings, a fund will treat the securities as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to OTC derivatives contracts.

                 Investment grade securities

                 Securities are investment grade if:

                 . They are rated, respectively, in one of the top four long-
                   term rating categories of a nationally recognized statistical rating organization.
                 . They have received a comparable short-term or other rating. . They are unrated securities that the manager believes are of comparable quality to investment grade securities.

--------------------------------------------------------------------------------

                 High yield, lower quality securities

                 Each of these funds may invest in fixed income securities
                 that are high yield, lower quality securities rated by a rat-
MFS Total        ing organization below its top four long term rating catego-
                 ries or unrated securities determined by the manager or
Return and       subadviser to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty
Smith Barney     servicing their debt, especially during prolonged economic
High             recessions or periods of rising interest rates. The prices of
Income           lower quality securities are volatile and may go down due to
Portfolios       market perceptions of deteriorating issuer credit-worthiness
only             or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.


--------------------------------------------------------------------------------

Foreign and      Each fund may invest in foreign securities, although the for-
emerging         eign investments of Smith Barney Money Market Portfolio are
market           limited to U.S. dollar denominated investments issued by for-
investments      eign branches of U.S. banks and by U.S. and foreign branches of foreign banks.

                 Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic insta-bility and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in secu-rities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                 Emerging market investments offer the potential of signifi-
Smith Barney     cant gains but also involve greater risks than investing in
International    more developed countries. Political or economic instability,
Equity and MFS   lack of market liquidity and government actions such as cur-
Total Return     rency controls or seizure of private business or property may
Portfolios       be more likely in emerging markets.
only

                 Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, howev-er, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted be-fore, and there is uncertainty whether participating coun-tries will remain committed to EMU in the face of changing economic conditions.

--------------------------------------------------------------------------------

                                                           Travelers Series Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 Sovereign government and supranational debt

                 The fund may invest in all types of fixed income securities
MFS Total        of governmental issuers in all countries, including emerging
Return           markets. These sovereign debt securities may include:
 Portfolio       . Fixed income securities issued or guaranteed by
only governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.
                 . Participations in loans between emerging market governments and financial institutions.
                 . Fixed income securities issued by government owned,
                   controlled or sponsored entities located in emerging market countries.
                 . Interests in entities organized and operated for the
                   purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
                 . Brady Bonds.
                 . Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.
                 . Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community (A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)

--------------------------------------------------------------------------------

Derivatives
and hedging      Each fund may, but need not, use derivative contracts, such
techniques       as futures and options on securities, securities indices or currencies; options on these futures; forward currency con-
All funds ex-    tracts; and interest rate or currency swaps for any of the
cept Smith       following purposes:
Barney Money
Market Portfo-   . To hedge against the economic impact of adverse changes in
lio and Smith      the market value of its securities, because of changes in
Barney Aggres-     stock market prices, currency exchange rates or interest
sive Growth        rates
Portfolio        . As a substitute for buying or selling securities
                 . To enhance the fund's return

                 A derivative contract will obligate or entitle a fund to de-liver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and in-terest rate exposure. Therefore, using derivatives can dis-proportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings.
                 The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securi-ties. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.
--------------------------------------------------------------------------------

Travelers Series Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Securities
lending Each fund may engage in securities lending to increase its net investment income. Each fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------

Defensive        Each fund may depart from its principal investment strategies
investing        in response to adverse market, economic or political condi-
                 tions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

Portfolio
turnover         Each fund may engage in active and frequent trading to
                 achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.
--------------------------------------------------------------------------------

                                                           Travelers Series Fund

Management

The managers

SSB Citi Fund Management LLC (SSB Citi) or Travelers Investment Adviser Inc.
(TIA) is each fund's manager. SSB Citi selects investments for the funds for which it serves as manager. TIA has engaged subadvisers to select investments for funds for which TIA serves as manager.

SSB Citi Fund Management LLC

SSB Citi is a wholly owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SSB Citi is located at 388 Greenwich Street, New York, New York 10013. SSB Citi acts as investment manager to investment companies having aggregate assets of approximately $127 billion as of January 31, 2000.

SSB Citi manages the investment operations of the following funds (Smith Barney funds) and receives from each fund for these services the fee indicated:

  ------------------------------------------------------------------------------
                             Actual management fee
                             paid for the fiscal year  Contractual
                             ended October 31, 1999    management fee paid
                             (as a percentage          (as a percentage
                             of the fund's             of the fund's
   Fund                      average daily net assets) average daily net assets)
  ------------------------------------------------------------------------------
   Smith Barney
   International Equity
   Portfolio                           0.90%                     0.90%
   Smith Barney Large Cap
   Value Portfolio                     0.65%                     0.65%
   Smith Barney Aggressive
   Growth Portfolio                      N/A*                    0.80%
   Smith Barney High Income
   Portfolio                           0.60%                     0.60%
   Smith Barney Money
   Market Portfolio                    0.50%                     0.50%
  ------------------------------------------------------------------------------

   * The Smith Barney Aggressive Growth Portfolio commenced operations on November 1, 1999, therefore no management fees were paid during the fiscal year ended October 31, 1999.

Travelers Investment Adviser Inc.

Travelers Investment Adviser Inc. (TIA) is a wholly owned subsidiary of The Plaza Corporation (Plaza), which is an indirect wholly owned subsidiary of Citigroup. TIA is located at 388 Greenwich Street, New York, New York 10013. TIA, an affiliate of SSB Citi, acts as investment manager to investment companies having aggregate assets of approximately $3.3 billion as of January 31, 2000.

TIA manages the investment operations of the following fund (TIA fund) and receives for these services from the fund the fee indicated:

  ----------------------------------------------------------------------
                     Actual management fee
                     paid for the fiscal year  Contractual management
                     ended October 31, 1999    fee paid
                     (as a percentage          (as a percentage
                     of the fund's             of the fund's
   Fund              average daily net assets) average daily net assets)
  ----------------------------------------------------------------------
   MFS Total Return
   Portfolio                   0.80%                     0.80%
  ----------------------------------------------------------------------

Travelers Series Fund

The Subadviser and Portfolio Managers

The Smith Barney funds are managed solely by SSB Citi. The TIA fund's investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of each fund's portfolio manager, including where applicable, the portfolio manager employed by the subadviser.

  Fund                      Portfolio Manager and Subadviser       Business Experience

  Smith Barney              James Conheady (since inception)       Investment Officer, SSB Citi;
  International Equity      SSB Citi                               Managing Director, Salomon Smith
  Portfolio                 7 World Trade Center                   Barney.
                            New York, New York 10048

                            Jeffrey Russell (since inception)      Investment Officer, SSB Citi;
                            SSB Citi                               Managing Director, Salomon Smith
                                                                   Barney.
----------------------------------------------------------------------------------------------------
  Smith Barney Large Cap    Ellen Cardozo Sonsino (since 1998)     Investment Officer, SSB Citi;
  Value Portfolio           SSB Citi                               Managing Director and Senior
                            7 World Trade Center,                  Equity Portfolio Manager, Salomon
                            New York, New York 10048               Smith Barney.
----------------------------------------------------------------------------------------------------
  Smith Barney              Richard Freeman (since inception)      Investment Officer, SSB Citi;
  Aggressive Growth         SSB Citi                               Managing Director of Salomon
  Portfolio                 7 World Trade Center                   Smith Barney.
                            New York, New York 10048
----------------------------------------------------------------------------------------------------
  MFS Total Return          David M. Calabro (since inception)     Senior Vice President, MFS.
  Portfolio                 Manager of investment team
                            Massachusetts Financial Services
                            Company
                            500 Boylston Street
                            Boston, MA 02116
----------------------------------------------------------------------------------------------------
  Smith Barney High Income  John C. Bianchi (since inception)      Investment Officer, SSB Citi;
  PortFolio                 SSB Citi                               Managing Director, Salomon Smith
                            388 Greenwich Street                   Barney.
                            New York, New York 10013
----------------------------------------------------------------------------------------------------
  Money Market Portfolio    Martin Hanley (since inception)        Investment Officer, SSB Citi;
                            SSB Citi                               Director, Salomon Smith Barney.
                            388 Greenwich Street
                            New York, New York 10013
----------------------------------------------------------------------------------------------------

                                                           Travelers Series Fund

Distributor. The funds have entered into an agreement with CFBDS, Inc. to distribute the funds' shares.

Year 2000 Issue. As the year 2000 began, there were few problems caused by the inability of certain computer systems to tell the difference between the year 2000 and the year 1900 (commonly known as the "Year 2000" issue). It is still possible that some computer systems could malfunction in the future because of the Year 2000 issue or as a result of actions taken to address the Year 2000 issue. Fund management does not anticipate that its services or those of the funds' other service providers will be adversely affected, but fund management will continue to monitor the situation. If malfunctions related to the Year 2000 issue do arise, the funds and their investments could be negatively affected.

Additional information about the subadviser

Massachusetts Financial Services Company. MFS and its predecessor organizations have a history of money management dating from 1924. The MFS organization manages approximately $136.7 billion on behalf of 4.2 million investor accounts as of December 31, 1999.

Travelers Series Fund

Share Transactions

Availability of the funds

Shares of the funds are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in all the funds described in this prospectus.

The interests of different variable insurance products investing in a fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of each fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

Each fund's net asset value is the value of its assets minus its liabilities. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). If the New York Stock Exchange closes early, each fund accelerates the calculation of its net asset value to the actual closing time.

Each fund generally values its fund securities based on market prices or quotations. To the extent a fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

Unless there are extraordinary or unusual circumstances, Smith Barney Money Market Portfolio uses the amortized cost method of valuing its money market securities. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund.

                                                           Travelers Series Fund

Dividends, Distributions and Taxes

Each fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

Each fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.

Travelers Series Fund

Financial Highlights

The financial highlights tables are intended to help you understand the performance of each fund for the past five years (or since inception if less than five years). The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with each fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions. There is no information for Smith Barney Aggressive Growth Portfolio since no shares were outstanding during the periods shown.

For a share of capital stock outstanding throughout each year ended October 31.

                                  Smith Barney International Equity
                               1999      1998       1997      1996     1995
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                       $12.60    $13.23     $12.18    $10.48   $10.55
--------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income           0.02      0.05       0.01      0.02     0.03(1)
 Net realized and unrealized
  gain (loss)                    4.35     (0.68)      1.05      1.69    (0.10)
--------------------------------------------------------------------------------
Total income (loss) from
 operations                      4.37     (0.63)      1.06      1.71    (0.07)
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income          (0.05)       --      (0.01)    (0.01)      --
--------------------------------------------------------------------------------
Total distributions             (0.05)       --      (0.01)    (0.01)      --
--------------------------------------------------------------------------------
Net asset value, end of year   $16.92    $12.60     $13.23    $12.18   $10.48
--------------------------------------------------------------------------------
Total return                    34.73%    (4.76)%     8.73%    16.36%   (0.66)%
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                      308,875  $224,207   $219,037  $143,323  $53,538
--------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses (2)                    1.00%     1.00%      1.01%     1.10%    1.44%
 Net investment income           0.16      0.37       0.09      0.23     0.25
--------------------------------------------------------------------------------
 Portfolio turnover rate           36%       34%        38%       41%      29%
--------------------------------------------------------------------------------

(1) Includes realized gains and losses from foreign currency transactions.
(2) During the years ended October 31, 1995 and 1996, the fund earned credits from the custodian, which reduces service fees incurred. If the credits are taken into consideration the expense ratios for these periods were 1.21% and 1.05%, respectively.

                                                           Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                        Smith Barney Large Cap Value
                                    1999(1)  1998(1)   1997    1996    1995
-----------------------------------------------------------------------------
Net asset value, beginning of year  $18.94   $17.90   $14.84  $12.12  $10.14
-----------------------------------------------------------------------------
Income from operations:
 Net investment income (2)            0.27     0.31     0.25    0.32    0.28
 Net realized and unrealized gain     1.38     1.47     3.16    2.62    1.76
-----------------------------------------------------------------------------
Total income from operations          1.65     1.78     3.41    2.94    2.04
-----------------------------------------------------------------------------
Less distributions from:
 Net investment income               (0.24)   (0.21)   (0.18)  (0.17)  (0.06)
 Net realized gains                  (0.52)   (0.53)   (0.17)  (0.05)     --
-----------------------------------------------------------------------------
Total distributions                  (0.76)   (0.74)   (0.35)  (0.22)  (0.06)
-----------------------------------------------------------------------------
Net asset value, end of year        $19.83   $18.94   $17.90  $14.84  $12.12
-----------------------------------------------------------------------------
Total return                          8.52%    9.65%   23.38%  24.55%  20.21%
-----------------------------------------------------------------------------
Net assets, end of year (millions)    $544     $424     $287    $139     $39
-----------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                         0.67%    0.68%    0.69%   0.73%   0.73%
 Net investment income                1.35     1.59     2.01    2.35    2.70
-----------------------------------------------------------------------------
Portfolio turnover rate                 43%      36%      46%     32%     38%
-----------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:

  -------------------------------------------------------------
                                                         1995
  -------------------------------------------------------------
   Per Share Decreases in Net Investment Income          $0.02
  -------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement   0.94%
  -------------------------------------------------------------


Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                            MFS Total Return
                                1999(1)    1998      1997      1996     1995
-------------------------------------------------------------------------------
Net asset value, beginning of
 year                            $16.23    $15.31    $13.13    $11.53    $9.98
-------------------------------------------------------------------------------
Income from operations:
 Net investment income (2)         0.52      0.32      0.38      0.33     0.45
 Net realized and unrealized
  gain                             0.72      1.36      2.27      1.62     1.15
-------------------------------------------------------------------------------
Total income from operations       1.24      1.68      2.65      1.95     1.60
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (0.37)    (0.28)    (0.29)    (0.27)   (0.05)
 Net realized gains               (0.88)    (0.48)    (0.18)    (0.08)      --
-------------------------------------------------------------------------------
Total distributions               (1.25)    (0.76)    (0.47)    (0.35)   (0.05)
-------------------------------------------------------------------------------
Net asset value, end of year     $16.22    $16.23    $15.31    $13.13   $11.53
-------------------------------------------------------------------------------
Total return                       7.62%    10.94%    20.64%    17.16%   16.12%
-------------------------------------------------------------------------------
Net assets, end of year
 (000's)                       $621,828  $462,274  $263,585  $134,529  $49,363
-------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                      0.84%     0.84%     0.86%     0.91%    0.95%
 Net investment income             3.11      3.32      3.54      3.82     4.40
-------------------------------------------------------------------------------
Portfolio turnover rate              97%      118%       99%      139%     104%
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:

  -------------------------------------------------------------
                                                         1995
  -------------------------------------------------------------
   Per Share Decreases in Net Investment Income          $0.01
  -------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement   1.06%
  -------------------------------------------------------------


                                                           Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                          Smith Barney High Income
                                      1999   1998(1)    1997    1996    1995
------------------------------------------------------------------------------
Net asset value, beginning of year   $11.97  $13.25    $12.09  $11.26  $10.07
------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (2)             0.92    1.21      0.88    1.14    0.93
 Net realized and unrealized gain
  (loss)                              (0.28)  (1.58)     1.00    0.19    0.48
------------------------------------------------------------------------------
Total income (loss) from operations    0.64   (0.37)     1.88    1.33    1.41
------------------------------------------------------------------------------
Less distributions from:
 Net investment income                 0.89   (0.74)    (0.66)  (0.50)  (0.22)
 Net realized gains                      --   (0.17)    (0.06)     --      --
------------------------------------------------------------------------------
Total distributions                    0.89   (0.91)    (0.72)  (0.50)  (0.22)
------------------------------------------------------------------------------
Net asset value, end of year         $11.72  $11.97    $13.25  $12.09  $11.26
------------------------------------------------------------------------------
Total return                           5.28%  (3.38)%   16.24%  12.17%  14.30%
------------------------------------------------------------------------------
Net assets, end of year (millions)     $199    $160      $124     $66     $20
------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                          0.66%   0.67%     0.70%   0.84%   0.70%
 Net investment income                 9.44    9.12      9.36    9.79    9.54
------------------------------------------------------------------------------
Portfolio turnover rate                  73%     82%       89%    104%     57%
------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) The manager waived all or part of its fees for the year ended October 31, 1995. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets for the fund would have been as follows:

  -------------------------------------------------------------
                                                         1995
  -------------------------------------------------------------
   Per Share Decreases in Net Investment Income          $0.04
  -------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement   1.07%
  -------------------------------------------------------------

Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                       Smith Barney Money Market
                                 1999      1998      1997     1996     1995
------------------------------------------------------------------------------
Net asset value, beginning of
 year                             $1.00     $1.00     $1.00    $1.00    $1.00
------------------------------------------------------------------------------
Income from operations:
 Net investment income (1)        0.046     0.050     0.049    0.049    0.052
------------------------------------------------------------------------------
Total income from operations      0.046     0.050     0.049    0.049    0.052
------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.046)   (0.050)   (0.049)  (0.049)  (0.052)
------------------------------------------------------------------------------
Total distributions              (0.046)   (0.050)   (0.049)  (0.049)  (0.052)
------------------------------------------------------------------------------
Net asset value, end of year      $1.00     $1.00     $1.00    $1.00    $1.00
------------------------------------------------------------------------------
Total return                       4.66%     5.11%     5.05%    5.05%    5.35%
------------------------------------------------------------------------------
Net assets, end of year
 (000's)                       $276,699  $164,677  $111,168  $99,150  $37,487
------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (1)                      0.54%     0.64%     0.65%    0.65%    0.65%
 Net investment income             4.58      4.99      4.94     4.86     5.26
------------------------------------------------------------------------------

(1) The manager waived all or part of its fees with respect to the fund for the years ended October 31, 1997, 1996 and 1995. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expense to average net assets of the fund would have been as follows:

  ------------------------------------------------------------------------
                                                  1997      1996    1995
  ------------------------------------------------------------------------
   Per Share Decreases in Net Investment Income  $0.000(2) $0.001  $0.003
  ------------------------------------------------------------------------
   Expense Ratios Without Fee Waivers and
   Reimbursement                                   0.67%     0.74%   0.94%
  ------------------------------------------------------------------------

(2) Amount represents less than $0.001.

                                                           Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the funds' investments. These reports discuss the market conditions and investment strategies that affected the funds' performance.

The funds' send one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or your Salomon Smith Barney Financial Consultant if you do not want this policy to apply to you.

Statement of additional information. The statement of additional (SAI) information provides more detailed information about the funds. It is incorporated by reference into this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, 388 Greenwich Street, MF2, New York, NY 10013.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. The funds are not offering to sell their shares to any person to whom the funds may not lawfully sell their shares.

               Smith Barney International Equity Portfolio
               Smith Barney Large Cap Value Portfolio

               Smith Barney Aggressive Growth Portfolio

               MFS Total Return Portfolio

               Smith Barney High Income Portfolio
               Smith Barney Money Market Portfolio

(Investment Company Act file no. 811-08372)

    4/00